Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of account receviables - related party

			December 31,	December 31,
Name of Related Party	Relationship -	Nature	2021	2020

Fujian Zhongqing	Investment company	Inter-transaction
Shoulashou Educational			$—	$1,906,101
Technical Ltd.
			$—	$1,906,101

Schedule of other payables - related party
			December 31,	December 31,
Name of Related Party	Relationship -	Nature	2021	2020

Xiaodong Chen	CEO	Lease and other payable	$32,244	$25,837
Huaqiang Yang	Holds 15.5% of Fuzhou CSFC	transfer payable	154,259	—

Total			$186,503	$25,837